Subsequent Events (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 27, 2020	Mar. 31, 2020	Dec. 31, 2019	Apr. 30, 2020	Sep. 30, 2018
Interest rate					6.09%
Debt maturity, description			Mature on various dates from January 2, 2020 to October 17, 2020.
Subsequent Event [Member]
Revenue percentage description		26% year-over-year decrease in revenue in first quarter of 2020
Short-term bank loan				$ 3,800,000
Subsequent Event [Member] | Investors [Member] | Purchase Agreement [Member]
Sale of ordinary shares	1,714,286
Purchase price per share	$ 0.35
Purchase price	$ 600,000
Subsequent Event [Member] | Investors [Member] | Purchase Agreement [Member] | Warrants [Member]
Warrants to purchase shares	160,000
Warrants price per share	$ 1.50
Warrant term	3 years
Proceeds from warrants	$ 1,900,000
Subsequent Event [Member] | Investors [Member] | Purchase Agreement [Member] | Convertible Promissory Note [Member]
Principal amount	$ 740,000
Interest rate	5.00%
Conversion price per share	$ 1.50
Debt maturity, description	Matures in 12 months.